Share-based Compensation - Share options, June 2008 scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 item shares	Sep. 30, 2017 item $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Share Options
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised			30.00%	30.00%
Recognized share-based compensation			¥ 20,221	$ 2,905	¥ 13,989	¥ 20,852
Number of Options, Granted			15,794,018	15,794,018	3,719,500	7,255,000
June 2018 Scheme
Share Options
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")			10.00%	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")			10.00%	10.00%
Share options, expiration period			4 years	4 years
Award vesting period			10 years	10 years
June 2018 Scheme | Non employee
Share Options
Share options, expiration period	10 years
Award vesting period	4 years
Number of Options, Granted	3,314,500
Number of non employees | item	2
June 2008 Scheme, Plan Modification
Share Options
Recognized share-based compensation			¥ 100	$ 20	¥ 1,300	¥ 5,900
June 2008 Scheme | Non employee
Share Options
Share options, expiration period		10 years
Award vesting period		4 years
Number of Options, Granted		1,720,000
Number of non employees | item		1
Grant date fair value of options granted (US$ per share) | $ / shares		$ 0.4648